Leases (Tables)	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
Schedule of Leases

The table below presents the lease-related assets and liabilities recorded on the consolidated balance sheet.

	March 31, 2025	March 31, 2024

Assets
Finance lease, right-of-use assets, net	$622,075	$469,617
Operating lease, right-of-use assets, net	126,372	125,735
Total right-of-use asset	$748,447	$595,352

Liabilities
Current:
Finance lease liabilities	$308,125	$317,057
Operating lease liabilities	115,945	112,392
	424,070	429,449

Non-current:
Finance lease liabilities	216,430	283,878
Operating lease liabilities	-	5,692
	216,430	289,570
Total lease liabilities	$640,500	$719,019

	Year ended March 31,
	2025	2024	2023

Finance lease cost:
Interest on lease liabilities (per ASC 842)	$25,559	$21,868	$15,874

Operating lease cost:
Operating lease expense (per ASC 842)	159,889	147,741	63,953
Total lease expense	$185,448	$169,609	$79,827
The Company recognized the lease payments as revenue in profit or loss over the lease term on a straight-line basis as below:
	Year ended March 31,
	2025	2024	2023

Lease income relating to operating lease	$226,500	$116,150	$24,000

Schedule of Maturities of Finance Lease Liabilities

As of March 31, 2025 and March 31, 2024, the maturities of finance lease liabilities (excluding short-term leases) were as follows:

	March 31, 2025	March 31, 2024

Less than 1 year	$322,296	$334,230
More than 1 year	221,097	291,225
Total undiscounted lease payments	543,393	625,455
Less: Interest	(18,838)	(24,520)
	$524,555	$600,935

Representing:-
Current liabilities	$308,125	$317,057
Non-current liabilities	216,430	283,878
	524,555	600,935

Schedule of Maturities of Operating Lease Liabilities

As of March 31, 2025 and March 31, 2024, the maturities of operating lease liabilities (excluding short-term leases) were as follows:

	March 31, 2025	March 31, 2024

Less than 1 year (current liabilities)	$115,945	$112,392
From 1 to 2 years (non-current liabilities)	-	5,692
	$115,945	$118,084

Schedule of Sales-Type Leases	Lease receivables relating to sales-type leases are presented on the consolidated balance sheet as follows:
	March 31, 2025	March 31, 2024

Gross lease receivables	$794,126	$867,751
Received cash	(267,877)	(236,225)
Unearned interest income	(28,369)	(36,663)
	$497,880	$594,863

Reported as:
Current net investment in sales-type lease	203,381	230,209
Non-current net investment in sales-type lease	294,499	364,654
	$497,880	$594,863

Schedule of Undiscounted Cash Flows of Sales-Type Lease Receivables from Customers

As of March 31, 2025 and March 31, 2024, undiscounted cash flows of our sales-type lease receivables from customers for the next five years and thereafter were as follows:

	March 31, 2025	March 31, 2024

Less than 1 year	$203,381	$230,209
From 1 to 2 years	145,450	173,386
From 2 to 3 years	91,868	106,094
From 3 to 4 years	50,887	61,081
From 4 to 5 years	6,294	24,093
Total	$497,880	$594,863

Schedule of Undiscounted Cash Flows of Operating Lease Receivables from Customers

The operating lease term is 3 years. As of March 31, 2025 and March 31, 2024, undiscounted cash flows of our operating lease receivables from customers for the next three years and thereafter were as follows:

	March 31, 2025	March 31, 2024

Less than 1 year	$235,200	$177,000
From 1 to 2 years	143,050	154,200
From 2 to 3 years	34,200	62,050
	$412,450	$393,250